Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017		Mar. 31, 2016
Cash flows from operating activities:
Net income before attribution of noncontrolling interests		¥ 1,253,996	¥ 178,090	[1]	¥ 793,238	[1]
Adjustments to reconcile net income before attribution of noncontrolling interests to net cash provided by operating activities:
Depreciation and amortization (Notes 5 and 6)		330,556	327,716	[1]	337,022	[1]
Impairment of goodwill (Note 6)			6,638	[1]	333,719	[1]
Impairment of intangible assets (Note 6)		21,900	5,803	[1]	117,726	[1]
Provision for (reversal of) credit losses (Note 4)		(240,847)	253,688	[1]	231,862	[1]
Employee benefit cost (income) for severance indemnities and pension plans (Note 13)		(7,955)	20,274	[1]	17,441	[1]
Investment securities gains-net	[2]	(286,903)	(281,158)	[1]	(232,259)	[1]
Amortization of premiums on investment securities		118,863	95,091	[1]	133,534	[1]
Changes in financial instruments measured at fair value under fair value option, excluding trading account securities-net (Note 32)		(13,456)	103,845	[1]	(13,867)	[1]
Foreign exchange gains-net		(208,398)	(136,976)	[1]	(358,858)	[1]
Equity in earnings of equity method investees-net (Note 2)		(227,984)	(197,821)	[1]	(176,857)	[1]
Provision (benefit) for deferred income tax expense		120,595	(212,368)	[1]	(60,945)	[1]
Decrease (increase) in trading account assets, excluding foreign exchange contracts		5,653,904	42,609	[1]	(1,718,145)	[1]
Increase (decrease) in trading account liabilities, excluding foreign exchange contracts		(6,433,948)	521,093	[1]	4,351,881	[1]
Increase (decrease) in unearned income, unamortized premiums and deferred loan fees		(35,857)	(20,476)	[1]	18,999	[1]
Decrease (increase) in accrued interest receivable and other receivables		(172,599)	49,783	[1]	(43,962)	[1]
Increase in accrued interest payable and other payables		153,365	66,419	[1]	104,487	[1]
Net increase (decrease) in accrued income taxes and decrease (increase) in income tax receivables		1,212	(81,083)	[1]	9,856	[1]
Increase (decrease) in allowance for repayment of excess interest		(15,658)	(7,790)	[1]	10,933	[1]
Net decrease (increase) in collateral for derivative transactions		259,287	(276,476)	[1]	539,852	[1]
Increase in cash collateral for the use of Bank of Japan's settlement infrastructure		(643,568)	(207,498)	[1]
Other-net		(190,341)	441,026	[1]	(219,462)	[1]
Net cash provided by (used in) operating activities		(563,836)	690,429	[1]	4,176,195	[1]
Cash flows from investing activities:
Proceeds from sales of Available-for-sale securities (including proceeds from securities under the fair value option) (Note 3)		33,359,364	39,097,727	[1]	59,737,908	[1]
Proceeds from maturities of Available-for-sale securities (including proceeds from securities under the fair value option) (Note 3)		40,011,886	26,685,532	[1]	29,412,596	[1]
Purchases of Available-for-sale securities (including purchases of securities under the fair value option) (Note 3)		(73,770,878)	(56,306,531)	[1]	(88,088,620)	[1]
Proceeds from maturities of Held-to-maturity securities		1,085,603	810,838	[1]	949,592	[1]
Purchases of Held-to-maturity securities		(1,156,122)	(632,116)	[1]	(817,350)	[1]
Proceeds from sales and redemption of Other investment securities		12,807	18,539	[1]	108,615	[1]
Purchases of Other investment securities		(19,619)	(10,242)	[1]	(88,001)	[1]
Acquisition of Alternative Fund Services, a business of TB, net of cash acquired (Note 2)	[1]				221,169
Acquisition of MUFG Capital Analytics LLC (formerly Capital Analytics II LLC), a subsidiary of TB, net of cash acquired (Note 2)	[1]		(4,154)
Purchase of common stock and preferred stock investment in Security Bank Corporation, an equity method investee of BK (Note 2)	[1]		(91,993)
Acquisition of MUFG Investor Services (US) (formerly Rydex Fund Services, LLC), a subsidiary of TB, net of cash acquired (Note 2)	[1]		(17,175)
Purchase of common stock in Hitachi Capital Corporation, an equity method investee of MUFG (Note 2)	[1]		(91,877)
Acquisition of Hattha Kaksekar Limited, a subsidiary of Krungsri, net of cash acquired (Note 2)	[1]		(556)
Net decrease (increase) in loans		(169,478)	2,514,824	[1]	(8,118,108)	[1]
Net decrease (increase) in call loans, funds sold, and receivables under resale agreements and securities borrowing transactions		4,187,093	(6,971,016)	[1]	(1,928,024)	[1]
Proceeds from sales of premises and equipment		12,211	32,512	[1]	37,828	[1]
Capital expenditures for premises and equipment		(159,003)	(116,786)	[1]	(140,651)	[1]
Purchases of intangible assets		(239,755)	(237,253)	[1]	(221,264)	[1]
Proceeds from sales and dispositions of investments in equity method investees		39,710	66,729	[1]	35,666	[1]
Proceeds from sales of consolidated VIEs and subsidiaries-net		122,962	244,476	[1]	207,229	[1]
Other-net		(72,765)	(151,078)	[1]	(77,313)	[1]
Net cash provided by (used in) investing activities		3,244,016	4,840,400	[1]	(8,768,728)	[1]
Cash flows from financing activities:
Net increase in deposits		5,720,011	10,902,923	[1]	12,400,034	[1]
Net increase (decrease) in call money, funds purchased, and payables under repurchase agreements and securities lending transactions		3,963,120	(2,790,342)	[1]	(2,716,018)	[1]
Net increase (decrease) in due to trust account		51,003	(3,002,999)	[1]	4,727,162	[1]
Net decrease in other short-term borrowings		(957,705)	(1,221,838)	[1]	(1,955,867)	[1]
Proceeds from issuance of long-term debt		6,671,031	12,265,629	[1]	5,919,214	[1]
Repayments of long-term debt		(5,485,894)	(6,641,722)	[1]	(3,726,410)	[1]
Proceeds from sales of treasury stock		1,316	256	[1]	15	[1]
Payments for acquisition of treasury stock (Note 18)		(201,102)	(217,803)	[1]	(200,053)	[1]
Payments for acquisition of shares of certain subsidiaries from noncontrolling interest shareholders		(318)	(1,612)	[1]	(4,398)	[1]
Payments for acquisition of shares of Mitsubishi UFJ NICOS from noncontrolling interest shareholders (Note 2)		(50,000)
Dividends paid		(240,514)	(246,345)	[1]	(251,448)	[1]
Dividends paid by subsidiaries to noncontrolling interests		(21,675)	(6,842)	[1]	(30,255)	[1]
Other-net		(87,067)	105,995	[1]	6,703	[1]
Net cash provided by financing activities		9,362,206	9,145,300	[1]	14,168,679	[1]
Effect of exchange rate changes on cash and cash equivalents		(188,149)	(334,793)	[1]	(625,002)	[1]
Net increase (decrease) in cash and cash equivalents		11,854,237	14,341,336	[1]	8,951,144	[1]
Cash and cash equivalents at beginning of fiscal year	[1]	64,019,219	49,677,883		40,726,739
Cash and cash equivalents: Cash, due from banks and interest-earning deposits in other banks		75,858,049	64,009,770	[1]	49,673,901	[1]
Cash and cash equivalents: Restricted cash included in other assets		15,407	9,449	[1]	3,982	[1]
Cash and cash equivalents at end of fiscal year		75,873,456	64,019,219	[1]	49,677,883	[1]
Cash paid during the fiscal year for:
Interest		1,040,337	779,239	[1]	755,739	[1]
Income taxes, net of refunds		265,225	373,887	[1]	406,287	[1]
Non-cash investing and financing activities:
Assets acquired under capital lease arrangements		¥ 7,111	7,065	[1]	4,831	[1]
Acquisition of Alternative Fund Services, a business of TB (Note 2):
Fair value of assets acquired, excluding cash and cash equivalents	[1]				121,242
Fair value of liabilities assumed	[1]				¥ 342,411
Adoption of new guidance on consolidation of certain variable interest entities (Note 26):
Increase in total assets, excluding cash and cash equivalents	[1]		598,236
Increase in total liabilities	[1]		32,254
Increase in noncontrolling interests	[1]		595,982
Acquisition of MUFG Capital Analytics LLC, a subsidiary of TB (Note 2):
Fair value of assets acquired, excluding cash and cash equivalents	[1]		5,038
Fair value of liabilities assumed	[1]		884
Acquisition of MUFG Investor Services (US), LLC, a subsidiary of TB (Note 2):
Fair value of assets acquired, excluding cash and cash equivalents	[1]		17,847
Fair value of liabilities assumed	[1]		672
Acquisition of Hattha Kaksekar Limited, a subsidiary of Krungsri (Note 2):
Fair value of assets acquired, excluding cash and cash equivalents	[1]		54,186
Fair value of liabilities assumed	[1]		¥ 53,630

[1]	The MUFG Group early adopted new guidance on restricted cash retrospectively in the second half of the fiscal year ended March 31, 2018, and prior year amounts were revised. See Note 1 for further information.
[2]	The following credit losses are included in Investment securities gains-net: Decline in fair value by ¥937 million, ¥706 million and ¥99 million; Other comprehensive income-net by ¥26 million, ¥35 million and ¥15 million; Total credit losses by ¥963 million, ¥741 million and ¥114 million, for the twelve months ended March 31, 2016, 2017 and 2018, respectively.